Line of Credit (Details) - USD ($)				1 Months Ended		3 Months Ended		6 Months Ended
	Sep. 30, 2024	Mar. 31, 2024	Aug. 31, 2023	Jul. 31, 2026	Sep. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Feb. 28, 2026	Apr. 30, 2025	Mar. 31, 2025	Jan. 31, 2024	Apr. 26, 2023
Line of Credit [Line Items]
Interest rate for credit facility					7.70%
Interest expenses						$ 11,763	$ 253,317	$ 90,449	$ 560,132
BIDV [Member]
Line of Credit [Line Items]
Bank credit facility														$ 90,000,000
Interest rate for credit facility		6.50%	8.00%					9.50%
BIDV [Member]
Line of Credit [Line Items]
Repaid loans								$ 5,479,664	7,051,681
Line of Credit [Member] | BIDV [Member]
Line of Credit [Line Items]
Interest rate for credit facility	6.30%
2024 Bank Credit Facility [Member]
Line of Credit [Line Items]
Bank credit facility
2024 Bank Credit Facility [Member] | BIDV [Member]
Line of Credit [Line Items]
Bank credit facility													$ 100,000,000
2024 Bank Credit Facility [Member] | Maximum [Member]
Line of Credit [Line Items]
Interest rate of short term debt													4.00%
2024 Bank Credit Facility [Member] | Minimum [Member]
Line of Credit [Line Items]
Interest rate of short term debt													3.60%
2025 Bank Credit Facility [Member]
Line of Credit [Line Items]
Bank credit facility						25,674,126		25,674,126		$ 30,000,000		$ 30,000,000
2025 Bank Credit Facility [Member] | Maximum [Member]
Line of Credit [Line Items]
Interest rate of short term debt										3.80%
2025 Bank Credit Facility [Member] | Minimum [Member]
Line of Credit [Line Items]
Interest rate of short term debt										3.50%
Property, Plant and Equipment [Member]
Line of Credit [Line Items]
Interest expenses
Letter of Credit [Member]
Line of Credit [Line Items]
Security deposit						$ 44.5		$ 44.5			$ 5,000,000
Bank deposits											$ 5,000,000
Letter of Credit [Member] | Subsequent Event [Member]
Line of Credit [Line Items]
Termination of letter of credit				$ 10,800,000